STOCK-BASED COMPENSATION (Details - Stock option activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period | shares	0
Outstanding at beginning of period | $ / shares	$ 0
Granted | shares	1,892,375
Granted | $ / shares	$ 2.72
Forfeited | shares	(218,125)
Forfeited | $ / shares	$ 1.00
Exercised | shares	0
Exercised | $ / shares	$ 0
Exercised | $	$ 0
Outstanding at end of period | shares	1,674,250
Outstanding at end of period | $ / shares	$ 1.73
Outstanding at end of period	9 years 9 months
Outstanding at end of period | $	$ 5,503,000
Exercisable at end of period | shares	0
Exercisable at end of period | $ / shares	$ 0
Exercisable at end of period | $	$ 0